Benefit Plans And Obligations For Termination Indemnity (Fair Value Of The Asset Values By Category) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	$ 126,489		$ 115,242	$ 101,794
Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	611	[1]
Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	41,116	[2]
International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	2,357	[3]
Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	79,763	[4]
Other Asset
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	2,642
Quoted Prices In Active Markets For Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	126,489
Quoted Prices In Active Markets For Identical Assets (Level 1) | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	611	[1]
Quoted Prices In Active Markets For Identical Assets (Level 1) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	41,116	[2]
Quoted Prices In Active Markets For Identical Assets (Level 1) | International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	2,357	[3]
Quoted Prices In Active Markets For Identical Assets (Level 1) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	79,763	[4]
Quoted Prices In Active Markets For Identical Assets (Level 1) | Other Asset
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	2,642
Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Observable Inputs (Level 2) | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0	[1]
Significant Observable Inputs (Level 2) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0	[2]
Significant Observable Inputs (Level 2) | International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0	[3]
Significant Observable Inputs (Level 2) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0	[4]
Significant Observable Inputs (Level 2) | Other Asset
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3) | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0	[1]
Significant Unobservable Inputs (Level 3) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0	[2]
Significant Unobservable Inputs (Level 3) | International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0	[3]
Significant Unobservable Inputs (Level 3) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0	[4]
Significant Unobservable Inputs (Level 3) | Other Asset
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	$ 0

[1]	This category includes highly liquid daily traded cash-like vehicles.
[2]	This category invests in highly liquid mutual funds representing a diverse offering of debt issuance.
[3]	This category represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.
[4]	This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.